Related Parties and Others - Significant Transactions, Trade Accounts and Notes Receivable and Payable Occurred in Normal Course of Business with Related Parties (Detail) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [Line Items]
Sales and others		₩ 3,210,048	₩ 4,232,231	₩ 4,920,246
Dividend income		15,200	4,461	4,068
Purchase of raw material and others		232,459	303,229	437,650
Acquisition of property, plant and equipment		344,189	548,051	451,395
Outsourcing fees		43,210	64,492	72,156
Other costs		331,488	264,174	254,771
Trade accounts and notes receivable and others		403,145	330,003
Trade accounts and notes payable and others		1,436,686	358,137
Associates [Member]
Disclosure of transactions between related parties [Line Items]
Dividend income		15,200	4,461	4,068
Purchase of raw material and others		194,968	272,649	390,188
Acquisition of property, plant and equipment		17,447	29,951	54,071
Outsourcing fees		43,210	64,492	72,156
Other costs		21,791	14,599	14,122
Trade accounts and notes receivable and others		695	878
Trade accounts and notes payable and others		75,731	43,369
Associates [Member] | AVATEC Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Dividend income				200
Purchase of raw material and others		452	58	713
Outsourcing fees		43,210	64,492	72,156
Other costs		11,003	3,617	1,485
Trade accounts and notes payable and others		4,775	3,756
Associates [Member] | Paju Electric Glass Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Dividend income		15,200	4,361	3,668
Purchase of raw material and others		176,831	245,962	365,400
Other costs		4,341	2,942	2,734
Trade accounts and notes payable and others		56,136	30,431
Associates [Member] | WooRee E&L Co Ltd [member]
Disclosure of transactions between related parties [Line Items]
Purchase of raw material and others		7,853	12,321	13,541
Other costs		513	2	79
Trade accounts and notes receivable and others		695	878
Trade accounts and notes payable and others		2,219	1,502
Associates [Member] | YAS Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Dividend income			100	200
Purchase of raw material and others		9,832	14,291	10,337
Acquisition of property, plant and equipment		17,447	29,951	54,071
Other costs		5,755	8,038	9,824
Trade accounts and notes payable and others		12,483	7,680
Associates [Member] | Material Science Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Purchase of raw material and others			17	187
Other costs		179
Trade accounts and notes payable and others		118
Associates [Member] | Cynora GmbH [Member]
Disclosure of transactions between related parties [Line Items]
Purchase of raw material and others				10
Entity that has significant influence over the controlling company [member] | LG Electronics Inc. [member]
Disclosure of transactions between related parties [Line Items]
Sales and others		231,935	238,358	270,396
Purchase of raw material and others		22,370	19,808	19,805
Acquisition of property, plant and equipment		320,555	517,476	395,654
Other costs		180,539	137,703	130,924
Trade accounts and notes receivable and others	[1]	63,284	69,447
Trade accounts and notes payable and others	[1]	1,140,260	99,934
Subsidiaries of the entity that has significant influence over the Controlling Company [Member]
Disclosure of transactions between related parties [Line Items]
Sales and others		2,978,113	3,993,873	4,649,850
Purchase of raw material and others		15,121	10,772	27,657
Acquisition of property, plant and equipment		6,187	624	1,670
Other costs		129,158	111,872	109,725
Trade accounts and notes receivable and others		339,166	259,678
Trade accounts and notes payable and others		220,695	214,834
Subsidiaries of the entity that has significant influence over the Controlling Company [Member] | LG Electronics India Pvt. Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Sales and others		47,031	70,514	97,475
Other costs		270	519	418
Trade accounts and notes receivable and others		2,013	5,669
Trade accounts and notes payable and others		35	15
Subsidiaries of the entity that has significant influence over the Controlling Company [Member] | LG Electronics Vietnam Haiphong Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Sales and others		434,789	468,380	414,806
Acquisition of property, plant and equipment		6,108		607
Other costs		982	882	1,445
Trade accounts and notes receivable and others		76,952	50,173
Trade accounts and notes payable and others		1,403	53
Subsidiaries of the entity that has significant influence over the Controlling Company [Member] | LG Electronics Nanjing New Technology Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Sales and others		350,207	334,099	449,390
Other costs		451	1,178	1,263
Trade accounts and notes receivable and others		38,502	30,018
Trade accounts and notes payable and others		27
Subsidiaries of the entity that has significant influence over the Controlling Company [Member] | LG Electronics RUS, LLC [member]
Disclosure of transactions between related parties [Line Items]
Sales and others		360	23,458	98,812
Other costs		2,359	414	1,141
Subsidiaries of the entity that has significant influence over the Controlling Company [Member] | LG Electronics do Brasil Ltda. [member]
Disclosure of transactions between related parties [Line Items]
Sales and others		29,249	88,835	154,565
Other costs		316	200	543
Trade accounts and notes receivable and others		6,252	10,997
Trade accounts and notes payable and others		32
Subsidiaries of the entity that has significant influence over the Controlling Company [Member] | LG Innotek Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Sales and others		7,754	27,698	3,753
Purchase of raw material and others		14,970	10,122	26,874
Acquisition of property, plant and equipment				451
Other costs		100,272	79,515	85,471
Trade accounts and notes receivable and others	[2]	3,002	3,838
Trade accounts and notes payable and others	[2]	216,049	209,032
Subsidiaries of the entity that has significant influence over the Controlling Company [Member] | LG Electronics Mlawa Sp. z o.o. [member]
Disclosure of transactions between related parties [Line Items]
Sales and others		811,880	1,178,140	1,254,164
Other costs		1,611	1,089	577
Trade accounts and notes receivable and others		101,357	94,346
Trade accounts and notes payable and others			155
Subsidiaries of the entity that has significant influence over the Controlling Company [Member] | LG Electronics Taiwan Taipei Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Sales and others			3,433	5,046
Other costs			615	659
Trade accounts and notes payable and others		115	77
Subsidiaries of the entity that has significant influence over the Controlling Company [Member] | LG Electronics Reynosa, S.A. DE C.V. [member]
Disclosure of transactions between related parties [Line Items]
Sales and others		826,547	1,195,146	1,256,107
Other costs		810	958	1,011
Trade accounts and notes receivable and others		64,208	16,760
Trade accounts and notes payable and others		109	167
Subsidiaries of the entity that has significant influence over the Controlling Company [Member] | LG Electronics Mexicali, S.A. DE C.V. [Member]
Disclosure of transactions between related parties [Line Items]
Sales and others				269,305
Other costs				89
Subsidiaries of the entity that has significant influence over the Controlling Company [Member] | LG Electronics Egypt S.A.E. [member]
Disclosure of transactions between related parties [Line Items]
Sales and others		20,225	72,055	106,469
Other costs		66	372	159
Trade accounts and notes receivable and others		369
Trade accounts and notes payable and others		1
Subsidiaries of the entity that has significant influence over the Controlling Company [Member] | LG Electronics Nanjing Vehicle Components Co.,Ltd [member]
Disclosure of transactions between related parties [Line Items]
Sales and others		1,414		2,009
Subsidiaries of the entity that has significant influence over the Controlling Company [Member] | LG Technology Ventures LLC [Member]
Disclosure of transactions between related parties [Line Items]
Other costs		2,596	4,922	4,411
Subsidiaries of the entity that has significant influence over the Controlling Company [Member] | LG Electronics Japan, Inc. [member]
Disclosure of transactions between related parties [Line Items]
Sales and others		114
Acquisition of property, plant and equipment		24	16	10
Other costs		6,254	7,307	5,334
Trade accounts and notes receivable and others		114
Trade accounts and notes payable and others		632	566
Subsidiaries of the entity that has significant influence over the Controlling Company [Member] | P.T. LG Electronics Indonesia [member]
Disclosure of transactions between related parties [Line Items]
Sales and others		448,528	531,543	537,944
Other costs		2,231	1,415	574
Trade accounts and notes receivable and others		46,146	45,617
Trade accounts and notes payable and others		108	195
Subsidiaries of the entity that has significant influence over the Controlling Company [Member] | HI-M Solutek Co., Ltd [member]
Disclosure of transactions between related parties [Line Items]
Purchase of raw material and others		9	58	44
Other costs		7,316	9,258	5,662
Subsidiaries of the entity that has significant influence over the Controlling Company [Member] | Other related parties [member]
Disclosure of transactions between related parties [Line Items]
Sales and others		15	572	5
Purchase of raw material and others		142	592	739
Acquisition of property, plant and equipment		55	608	602
Other costs		1,447	913	₩ 968
Trade accounts and notes receivable and others		251	2,260
Trade accounts and notes payable and others		2,184	4,574
Subsidiaries of the entity that has significant influence over the Controlling Company [Member] | LG Electronics U.S.A. Inc. [Member]
Disclosure of transactions between related parties [Line Items]
Other costs		₩ 2,177	₩ 2,315

[1]	(*1) Trade accounts and note payable and others for LG Electronics Inc. as of December 31, 2023 includes long-term borrowings of ~~W~~1,000,000 million. (see note 12(c))
[2]	(*2) Trade accounts and note payable and others for LG Innotek Co., Ltd. as of December 31, 2023 and 2022 Includes deposits received amount ~~W~~180,000 million from lease agreement.